LEASES LEASES - Lease Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating Lease, Cost	$ 7,324
Short-term Lease, Cost	55
Variable Lease, Cost	2,553
Total operating lease cost	$ 9,932